Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")
15.	EARNINGS PER SHARE (“EPS”)

Basic earnings per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. Upon completion of the Company’s IPO on July 26, 2018, all redeemable convertible preferred shares were converted into 169,239,905 Class A ordinary shares. Basic and diluted EPS are the same for each class of ordinary share because they are entitled to the same liquidation and dividend rights.

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
Basic EPS:	2016		2017		2018
	Ordinary Shares	Series A-2 preferred shares	Ordinary Shares	Series A-2 preferred shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to Cango Inc’s shareholders	126,696,659	2,209,325	335,165,231	5,844,580	216,674,865	31,514,052	86,017,200	12,510,683
Less: Allocation of net income to participating securities	62,980,843	1,098,254	166,610,461	2,905,338	—	—	—	—

Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	63,715,816	1,111,071	168,554,770	2,939,242	216,674,865	31,514,052	86,017,200	12,510,683

Denominator:
Number of shares used for Basic EPS computation (millions of shares)	124.97	2.18	124.97	2.18	199.83	199.83	79.33	79.33

Basic EPS	0.51	0.51	1.35	1.35	1.08	0.16	1.08	0.16

	For the years ended December 31,
Diluted EPS:	2016		2017		2018
	Ordinary Shares	Series A-2 preferred shares	Ordinary Shares	Series A-2 preferred shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to ordinary shareholders and Series A-2 preferred shareholders	63,715,816	1,111,071	168,554,770	2,939,242	217,201,601	31,590,663	85,490,464	12,434,072
Reallocation of net income attributable to participating securities	64,079,097	—	169,515,799	—	—	—	—	—
Reallocation of net income as a result of conversion of Series A-2 preferred shares to ordinary shares	1,111,071	—	2,939,242	—	—	—	—	—
Reallocation of net income as a result of conversion of Class B to Class A shares	—	—	—	—	85,490,464	12,434,072	—	—

Net income attributable to ordinary shareholders and Series A-2 preferred shareholders for diluted EPS	128,905,984	1,111,071	341,009,811	2,939,242	302,692,065	44,024,735	85,490,464	12,434,072

	For the years ended December 31,
Diluted EPS:	2016		2017		2018
	Ordinary Shares	Series A-2 preferred shares	Ordinary Shares	Series A-2 preferred shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Denominator: (millions of shares)
Number of shares used for basic EPS computation	124.97	2.18	124.97	2.18	199.83	199.83	79.33	79.33
Conversion of Series A-2 preferred shares to ordinary shares	2.18	—	2.18	—	—	—	—	—
Weighted average effect of dilutive securities:
Conversion of Series A-1, A-3 and B preferred shares to ordinary shares	125.68	—	125.68	—	—	—	—	—
Conversion of Class B to Class A ordinary shares	—	—	—	—	79.33	79.33	—	—
Adjustments for dilutive share options	—	—	—	—	1.72	1.72	—	—

Number of shares used for diluted EPS computation	252.83	2.18	252.83	2.18	280.88	280.88	79.33	79.33

Diluted EPS	0.51	0.51	1.35	1.35	1.08	0.16	1.08	0.16

Earnings per share – ADS:
Denominator used for earnings per ADS – basic	63,715,816	1,111,071	168,554,770	2,939,242	99.92	99.92	85,490,464	12,434,072
Denominator used for earnings per ADS – diluted	64,079,097	—	169,515,799	—	140.44	140.44	—	—
Earnings per ADS – basic	1,111,071	—	2,939,242	—	2.17	0.32	—	—
Earnings per ADS – diluted	—	—	—	—	2.16	0.31	—	—